Cash in Escrow and Restricted Cash (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cash in Escrow and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
Cash in escrow and restricted cash as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Collected on behalf of HOAs and other	$16,956	$15,416
Securitization and Funding Facilities collection and reserve cash	20,735	11,617
Escrow	8,572	6,040
Rental Trust	9,176	8,134
Bonds and deposits	942	1,104
Total cash in escrow and restricted cash	$56,381	$42,311

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aegean Blue Acquisition
On October 5, 2012, the Company completed the Aegean Blue Acquisition through AB Acquisition Company, Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc, and acquired all of the issued and outstanding shares of Aegean Blue Holdings Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, portfolio of consumer loans and certain real property and other assets for approximately $6.5 million in cash, assumption of specified liability related to the acquired assets and a contingent liability associated with an earn-out clause. Tempus Acquisition LLC, the parent entity of Aegean Blue Acquisition, LLC, borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for further detail on this borrowing.
This acquisition is accounted for under the purchase method in accordance with ASC 805. As of December 31, 2012, the acquisition was recorded based on a preliminary appraisal; accordingly, provisional amounts have been assigned to the assets acquired and liabilities assumed. Changes to the provisional amounts may be material. The Company expects to make all changes to provisional amounts within one year of the acquisition date.
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Aegean Blue Holdings Plc at the acquisition date based on the preliminary appraisal (in thousands). The Company recorded $0.1 million in gain on bargain purchase from business combinations in accordance with ASC 805.

Based on Preliminary Appraisal
Consideration:
Cash	$6,543
Earn-out Liability	3,336
Fair value of total consideration transferred	$9,879

Recognized amounts of identifiable assets acquired and liabilities assumed as of October 5, 2012:
Cash and cash equivalents	$2,072
Cash in escrow and restricted cash	1,925
Mortgages and contracts receivable	4,070
Other receivables, net	55
Prepaid expenses and other assets	947
Unsold Vacation Interests	3,450
Property and equipment	388
Intangible assets	5,901
Total assets	18,808
Liabilities assumed	8,840
Total identifiable net assets	$9,968
Gain on bargain purchase from business combination	$89

	Weighted Average Useful Life in Years	Based on Preliminary Appraisal
Management Contracts	15	$4,123
Customer Lists	3	1,778
Total acquired intangible assets		$5,901
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed from Pacific Monarch Resorts, Inc. at the acquisition date based on the appraisals as of May 21, 2012 and December 31, 2012 (in thousands).

	Based on Preliminary Appraisal as of May 21, 2012	Adjustments Recorded Through the Period Ended December 31, 2012	Based on Updated Appraisal as of December 31, 2012
Consideration:
Cash	$51,635	$—	$51,635
Fair value of total consideration transferred	$51,635	$—	$51,635

Recognized amounts of identifiable assets acquired and liabilities assumed as of May 21, 2012:
Prepaid expenses and other assets	$315	$25	$340
Due from related parties, net	2,067	—	2,067
Other receivables, net	2,916	(47)	2,869
Mortgages and contracts receivable	1,677	(13)	1,664
Unsold Vacation Interests	36,221	(5,783)	30,438
Property and equipment	1,408	(675)	733
Intangible assets	45,100	3,833	48,933
Total assets	89,704	(2,660)	87,044
Deferred tax liability	13,453	(443)	13,010
Liabilities assumed	1,736	11	1,747
Total identifiable net assets	$74,515	$(2,228)	$72,287
Gain on bargain purchase from business combination	$22,880	$(2,228)	$20,652

The Company accounted for this acquisition under the purchase method in accordance with ASC 805, “Business Combinations” (“ASC 805”). As of August 31, 2010, the acquisition was recorded based on a preliminary appraisal. During the twelve-month period ended August 31, 2011, adjustments were recorded to the respective accounts to reflect the values included in the final appraisal. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary and final appraisals (in thousands):

	Based on Preliminary Appraisal as of August 31, 2010	Adjustments Recorded During the Twelve Months Ended August 31, 2011	Based on Final Appraisal as of August 31, 2011
Consideration:
Cash	$30,722	$—	$30,722
Fair value of total consideration transferred	$30,722	$—	$30,722

Recognized amounts of identifiable assets and liabilities assumed as of August 31, 2010:
Cash in escrow and restricted cash	$54	$—	$54
Mortgages and contracts receivable	9,802	(1,660)	8,142
Prepaid expenses and other assets	365	(31)	334
Unsold vacation interests	10,100	—	10,100
Property and equipment	5,705	1,679	7,384
Intangible assets	8,850	(100)	8,750
Total assets	34,876	(112)	34,764
Liabilities assumed	4,154	(112)	4,042
Total identifiable net assets	$30,722	$—	$30,722

The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed at the acquisition date based on the preliminary appraisal and the final appraisal (in thousands).

	Based on Preliminary Appraisal as of July 1, 2011	Adjustments Recorded During the Twelve Months Ended June 30, 2012	Based on Final Appraisal As of June 30, 2012
Consideration:
Cash	$104,915	$—	$104,915
Fair value of total consideration transferred	$104,915	$—	$104,915

Recognized amounts of identifiable assets and liabilities assumed as of July 1, 2011:
Cash and cash equivalents acquired	$2,517	$(2)	$2,515
Cash in escrow and restricted cash	2,912	(12)	2,900
Prepaid expenses and other assets	1,423	(101)	1,322
Due from related parties, net	4	—	4
Other receivables, net	2,444	(257)	2,187
Mortgages and contracts receivable, net (a)	70,496	(10,589)	59,907
Unsold Vacation Interests	22,745	380	23,125
Property and equipment	19,544	(3,980)	15,564
Intangible assets	24,889	3,919	28,808
Total assets	146,974	(10,642)	136,332
Deferred tax liability	—	8,567	8,567
Liabilities assumed	7,876	776	8,652
Total identifiable net assets	$139,098	$(19,985)	$119,113
Gain on bargain purchase from business combination	$34,183	$(19,985)	$14,198

Schedule of Restricted Cash and Cash Equivalents [Table Text Block]
Cash in escrow and restricted cash consisted of the following as of December 31 (in thousands):

	2012	2011
Securitization and Funding Facilities collection and reserve cash	$15,416	$15,002
Collected on behalf of HOAs and other	11,617	8,837
Escrow	8,134	3,855
Rental trust	6,040	4,779
Bonds and deposits	1,104	1,515
Total cash in escrow and restricted cash	$42,311	$33,988